Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2013 and 2014:

	2013	2014
	(in billions of yen)
Interest-bearing deposits in other banks	28	38
Trading account assets	13,752	10,271
Available-for-sale securities	15,939	13,353
Loans	8,860	8,796
Other assets	900	677

Total	39,479	33,135

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2013 and 2014 are summarized below:

	2013	2014
	(in billions of yen)
Deposits	259	878
Call money and funds purchased	1,580	1,708
Payables under repurchase agreements	7,726	6,884
Payables under securities lending transactions	11,092	6,237
Other short-term borrowings	5,626	405
Long-term debt	321	5,632

Total	26,604	21,744